Subordinated Liabilities - Parent (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

	Group
	2023	2022
	£m	£m
£325m Sterling preference shares	343	344
Undated subordinated liabilities	205	219
Dated subordinated liabilities	1,838	1,769
	2,386	2,332

Santander UK Group Holdings plc
Disclosure Of Subordinated Liabilities [Line Items]
Schedule of Subordinated Liabilities

		2023	2022
Dated subordinated liabilities	Maturity	£m	£m
4.75% Subordinated notes	2025	326	608
5.625% Subordinated notes	2045	222	334
8.296% Subordinated notes	2033	767	—
7.869% Subordinated notes	2033	318	—
		1,633	942